Selling, General and Administrative Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Selling, General and Administrative Expenses.
Employee compensation	¥ 2,873,397		¥ 1,414,177	¥ 449,109
Marketing and promotional expenses	1,010,227		1,100,769	264,814
Rental and related expenses	645,792		324,655	162,907
Depreciation and amortization expenses	228,790		82,777	37,923
Travel expenses	99,246		69,079	20,806
Expected credit losses	2,910		6,415
Others	804,939		494,513	183,260
Total	¥ 5,665,301	$ 821,391	¥ 3,492,385	¥ 1,118,819